Significant Accounting Policies (Details) - Schedule of Relevant Exchange Rates	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Schedule of Relevant Exchange Rates [Abstract]
Period Ended RMB: USD exchange rate	7.2513	6.8972	6.6981
Period Average RMB: USD exchange rate	6.9283	6.729	6.4791